Voya Investment Management

May 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Voya Balanced Portfolio, Inc.

(File Nos. 033-27247; 811-05773)

Voya Intermediate Bond Portfolio

(File Nos. 002-47232; 811-02361)

Voya Money Market Portfolio

(File Nos. 002-53038; 811-02565)

Voya Variable Funds

(File Nos. 002-51739; 811-2514)

Voya Variable Portfolios, Inc.

(File Nos. 333-05173; 811-07651)

Dear Ladies and Gentlemen:

On behalf of Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc. (each a “Registrant” and collectively the “Registrants”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a 497(c) filing, dated April 30, 2014, to the Prospectuses dated May 1, 2014, for Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc. The purpose of the filing is to submit the 497(c) filing data in XBRL for these Registrants.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Sincerely,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachments

cc:	Phillip Newman
Goodwin Procter LLP